SUBSEQUENT EVENTS - Additional Information (Detail)				1 Months Ended				9 Months Ended
	Nov. 12, 2021 USD ($)	Oct. 13, 2021 USD ($)	Sep. 15, 2021 USD ($)	Oct. 31, 2021 USD ($) ft² a	May 31, 2021 USD ($)	Mar. 31, 2021 USD ($) shares	Jan. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares shares	Oct. 06, 2021 shares	Sep. 13, 2021 $ / shares shares	Feb. 28, 2021 shares	Jan. 01, 2021 $ / shares	Dec. 31, 2020 $ / shares shares
Subsequent Event [Line Items]
Common stock, Shares authorized								3,000,000,000					0
Common stock, Par or stated value per share | $ / shares								$ 0.0001					$ 0.0001
Preferred stock, Shares authorized								20,000,000		20,000,000			0
Preferred stock, Par or stated value per share | $ / shares								$ 0.0001		$ 0.0001			$ 0.0001
Shares issued, Price per share | $ / shares								$ 31.71
Net Proceeds After Discounts and Commissions, Before Expenses and Payment of Structuring Fee | $		$ 53,300,000
Land Purchase Description				a Delaware corporation, pursuant to which Greenidge has agreed to purchase from the seller two parcels of land containing approximately 175 acres of land located in Spartanburg, South Carolina, including over 750,000 square feet of industrial buildings (the “Property”)
Area Of Land | ft²				750,000
Common stock, shares issued								38,667,705					0
Land [Member]
Subsequent Event [Line Items]
Area Of Land | a				175
Greenidge Generation Holdings LLC [Member]
Subsequent Event [Line Items]
Registered public offering | $		$ 55,200,000
Senior Notes Due		8.50%
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, Par or stated value per share | $ / shares								$ 0.0001		$ 0.0001
Stock issued during period shares, Conversion of convertible securities								5,760,000
Common stock, shares issued								9,627,705
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, Shares authorized										600,000,000
Common stock, Par or stated value per share | $ / shares										$ 0.0001
Stock issued during period shares, Conversion of convertible securities								720,000
Common stock, shares issued								29,040,000
Private Placement [Member]
Subsequent Event [Line Items]
Proceeds from issuance of private placement | $							$ 37,100,000
Private Placement [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued, Price per share | $ / shares												$ 25
Greenidge Generation Holdings Inc [Member]
Subsequent Event [Line Items]
Common stock, Shares authorized							200,000,000
Common stock, Par or stated value per share | $ / shares							$ 0.1000
Preferred stock, Shares authorized							20,000,000
Preferred stock, Par or stated value per share | $ / shares							$ 0.1000
Common Stock Purchase Agreement and Registration Rights Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Proceeds from issuance of private placement | $			$ 500,000,000
Proceeds from common stock purchase agreement | $			$ 500,000,000
LSC Agreement [Member]
Subsequent Event [Line Items]
Escrow Deposit | $				$ 2,500,000
Series of Individually Immaterial Asset Acquisitions [Member]
Subsequent Event [Line Items]
Purchase Price of the Property | $				$ 15,000,000.0
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from potential investment | $						$ 10,000,000,000
Subsequent Event [Member] | Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Debt instrument, Face amount | $					$ 13,947,000
Investment, Interest rate					15.00%
Subsequent Event [Member] | Equity Incentive Plan [Member] | Notes Receivable [Member]
Subsequent Event [Line Items]
Receivables, Payment terms					The notes require variable amounts of interest only payments for the first six to eight months of each agreement and variable payments of monthly principal and interest through the maturity date in October 2023
Subsequent Event [Member] | Greenidge Generation Holdings Inc [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock issued during period shares, Stock split						(3,831,112)
Stock split ratio						4
Subsequent Event [Member] | Greenidge Generation Holdings Inc [Member] | Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Common stock reserved											957,778
Subsequent Event [Member] | Greenidge Generation Holdings Inc [Member] | Private Placement [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Stock issued during period shares, Conversion of convertible securities							1,620,000
Shares issued, Price per share | $ / shares							$ 25
Proceeds from issuance of private placement | $							$ 37,590,000
Subsequent Event [Member] | Asset Contribution And Exchange Agreement [Member] | Greenidge Generation Holdings Inc [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Stock issued during period shares, Stock split						(28,000,000)
Stock split ratio						4
Stock issued during period shares, Conversion of convertible securities						7,000,000
Subsequent Event [Member] | Common Stock Purchase Agreement and Registration Rights Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock, shares issued									3,500,000
Sale of stock | $	$ 1,977,500,000
Proceeds from sale of stock | $	$ 47,900